Significant accounting policies (Details Narrative) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Significant Accounting Policies
Loss before income tax	$ 3,891,586	$ 5,090,327	$ 995,766
Net cash used by operating activities	2,260,971	4,240,436	496,031
Cash and cash equivalents	3,174,700	$ 4,083,735	$ 650,731	$ 161,191
Current liabilities	$ 1,046,370